Debt (Details) - Schedule of Minimum Repayments of Debt - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Minimum Repayments Of Debt Abstract
2023	$ 8,211
2024	94,645
2025	773,849
Total	$ 876,705	$ 885,387